November 20, 2025

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

THE DAVENPORT FUNDS

DAVENPORT CORE LEADERS FUND – Ticker: DAVPX

DAVENPORT VALUE & INCOME FUND – Ticker: DVIPX

DAVENPORT EQUITY OPPORTUNITIES FUND – Ticker: DEOPX

DAVENPORT SMALL CAP FOCUS FUND – Ticker: DSCPX

DAVENPORT INSIDER BUYING FUND – Ticker: DBUYX

DAVENPORT BALANCED INCOME FUND – Ticker: DBALX

SERIES OF WILLIAMSBURG INVESTMENT TRUST

August 1, 2025

On September 30, 2025, Mark Seger resigned from his position as Treasurer of the Trust and was succeeded by Angela Simmons. Subsequently, on November 18, 2025, Mr. Seger was elected to serve as an Interested Trustee of the Trust. The list of Trustees and officers of the Trust beginning on page 28 of the Statement of Additional Information, as well as the section titled “Qualifications of the Trustees” beginning on page 32 have been revised as follows:

TRUSTEES AND OFFICERS

Overall responsibility for the oversight of each series, or funds, of the Trust rests with the Board under the 1940 Act and laws of Massachusetts governing business trusts. The Trustees serve until their retirement at age 75 (or up to the age of 78 if the Board grants a waiver), subject to periodic review, and the officers are elected annually by the Trustees. The following is a list of the Trustees and executive officers of the Trust. John P. Ackerly, IV, as an affiliated person of an investment adviser to certain funds in the Trust, and Mark Seger, as an affiliated person of the administrator and distributor of the Trust, are “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act (“Interested Trustees”). The Trustees who are not affiliated with an investment adviser or the principal underwriter of the Trust are referred to as the “Independent Trustees.”

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) and Directorships of Various Companies During Past 5 Years	Number of Portfolios in Trust Overseen by Trustee
Interested Trustees:
Mark J. Seger 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Year of Birth: 1962	Since November 2025	Interested Trustee	Retired in 2025. Prior to retirement, he was a Managing Director and Co-CEO of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC from 1999 until 2018 and Vice Chairman of Ultimus Fund Solutions, LLC from 2018 until 2025. He served as Treasurer of the Trust from November 2000 until September 2025.	9
1

Executive Officers:
Angela A. Simmons 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Year of Birth: 1975	Since September 2025	Treasurer	Vice President – Financial Administration of Ultimus Fund Solutions, LLC since March 2022. She has worked at Ultimus in various capacities since January 2007.

Leadership Structure and Qualifications of Trustees

The Board consists of six Trustees, four of whom are Independent Trustees. The Board is responsible for overseeing the operations of the Trust, its investment advisers and other service providers in accordance with the 1940 Act, other applicable federal and state laws, and the Trust’s Agreement and Declaration of Trust. The Board has engaged the investment advisers to oversee the management of the funds on a day-to-day basis.

Qualifications of the Trustees. The Governance Committee reviews the experience, qualifications, attributes, and skills of potential candidates for nomination or election by the Board. In evaluating a candidate for nomination or election as a Trustee, the Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Committee believes contribute to good governance for the Trust. In addition, the Trustees are subject to periodic evaluation for their continued service on the Board. On a staggered three-year basis, members of the Governance Committee review the qualifications of each Trustee, evaluate his or her contributions to the Board and make a recommendation as to whether such Trustee should continue to serve on the Board. The Board has concluded, based on each Trustee’s experience, qualifications, attributes, or skills on an individual basis and in combination with the other members of the Board, that each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the investment advisers, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

Interested Trustees:
Mr. Mark Seger	Mr. Seger is the co-founder of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. He served as the Managing Director of both firms from 1999 until 2018 and Vice Chairman of Ultimus Fund Solutions, LLC from 2018 until 2025. He has over 35 years of experience in the mutual fund services industry. Mr. Seger holds a B.S. degree from the University of Cincinnati and is a Certified Public Accountant (inactive). Prior to his retirement in 2025, Mr. Seger also served as an officer of other mutual fund clients of Ultimus Fund Solutions, LLC, including Treasurer of the Trust from 2000 until 2025, and a Trustee of Valued Advisers Trust. The Board concluded that Mr. Seger is suitable to serve as a Trustee because of his professional and investment experience, academic background, and service on other boards.

2

November 20, 2025

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

THE GOVERNMENT STREET FUNDS

The Government Street Equity Fund – Ticker: GVEQX

The Government Street Opportunities Fund – Ticker: GVMCX

SERIES OF WILLIAMSBURG INVESTMENT TRUST

August 1, 2025

On September 30, 2025, Mark Seger resigned from his position as Treasurer of the Trust and was succeeded by Angela Simmons. Subsequently, on November 18, 2025, Mr. Seger was elected to serve as an Interested Trustee of the Trust. The list of Trustees and officers of the Trust beginning on page 18 of the Statement of Additional Information, as well as the section titled “Qualifications of the Trustees” beginning on page 23 have been revised as follows:

TRUSTEES AND OFFICERS

Overall responsibility for the oversight of each series, or funds, of the Trust rests with the Board under the 1940 Act and laws of Massachusetts governing business trusts. The Trustees serve until their retirement at age 75 (or up to the age of 78 if the Board grants a waiver), subject to periodic review, and the officers are elected annually by the Trustees. The following is a list of the Trustees and executive officers of the Trust. John P. Ackerly, IV, as an affiliated person of an investment adviser to certain funds in the Trust, and Mark Seger, as an affiliated person of the administrator and distributor of the Trust, are “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act (“Interested Trustees”). The Trustees who are not affiliated with an investment adviser or the principal underwriter of the Trust are referred to as the “Independent Trustees.”

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) and Directorships of Various Companies During Past 5 Years	Number of Portfolios in Trust Overseen by Trustee
Interested Trustees:
Mark J. Seger 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Year of Birth: 1962	Since November 2025	Interested Trustee	Retired in 2025. Prior to retirement, he was a Managing Director and Co-CEO of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC from 1999 until 2018 and Vice Chairman of Ultimus Fund Solutions, LLC from 2018 until 2025. He served as Treasurer of the Trust from November 2000 until September 2025.	9
3

Executive Officers:
Angela A. Simmons 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Year of Birth: 1975	Since September 2025	Treasurer	Vice President – Financial Administration of Ultimus Fund Solutions, LLC since March 2022. She has worked at Ultimus in various capacities since January 2007.

Leadership Structure and Qualifications of Trustees

The Board consists of six Trustees, four of whom are Independent Trustees. The Board is responsible for overseeing the operations of the Trust, its investment advisers and other service providers in accordance with the 1940 Act, other applicable federal and state laws, and the Trust’s Agreement and Declaration of Trust. The Board has engaged the investment advisers to oversee the management of the funds on a day-to-day basis.

Qualifications of the Trustees. The Governance Committee reviews the experience, qualifications, attributes, and skills of potential candidates for nomination or election by the Board. In evaluating a candidate for nomination or election as a Trustee, the Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Committee believes contribute to good governance for the Trust. In addition, the Trustees are subject to periodic evaluation for their continued service on the Board. On a staggered three-year basis, members of the Governance Committee review the qualifications of each Trustee, evaluate his or her contributions to the Board and make a recommendation as to whether such Trustee should continue to serve on the Board. The Board has concluded, based on each Trustee’s experience, qualifications, attributes, or skills on an individual basis and in combination with the other members of the Board, that each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the investment advisers, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

Interested Trustees:
Mr. Mark Seger	Mr. Seger is the co-founder of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. He served as the Managing Director of both firms from 1999 until 2018 and Vice Chairman of Ultimus Fund Solutions, LLC from 2018 until 2025. He has over 35 years of experience in the mutual fund services industry. Mr. Seger holds a B.S. degree from the University of Cincinnati and is a Certified Public Accountant (inactive). Prior to his retirement in 2025, Mr. Seger also served as an officer of other mutual fund clients of Ultimus Fund Solutions, LLC, including Treasurer of the Trust from 2000 until 2025, and a Trustee of Valued Advisers Trust. The Board concluded that Mr. Seger is suitable to serve as a Trustee because of his professional and investment experience, academic background, and service on other boards.

4

November 20, 2025

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

THE JAMESTOWN EQUITY FUND - Ticker: JAMEX

Series of

WILLIAMSBURG INVESTMENT TRUST

August 1, 2025

On September 30, 2025, Mark Seger resigned from his position as Treasurer of the Trust and was succeeded by Angela Simmons. Subsequently, on November 18, 2025, Mr. Seger was elected to serve as an Interested Trustee of the Trust. The list of Trustees and officers of the Trust beginning on page 17 of the Statement of Additional Information, as well as the section titled “Qualifications of the Trustees” beginning on page 21 have been revised as follows:

TRUSTEES AND OFFICERS

Overall responsibility for the oversight of each series, or funds, of the Trust rests with the Board under the 1940 Act and laws of Massachusetts governing business trusts. The Trustees serve until their retirement at age 75 (or up to the age of 78 if the Board grants a waiver), subject to periodic review, and the officers are elected annually by the Trustees. The following is a list of the Trustees and executive officers of the Trust. John P. Ackerly, IV, as an affiliated person of an investment adviser to certain funds in the Trust, and Mark Seger, as an affiliated person of the administrator and distributor of the Trust, are “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act (“Interested Trustees”). The Trustees who are not affiliated with an investment adviser or the principal underwriter of the Trust are referred to as the “Independent Trustees.”

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) and Directorships of Various Companies During Past 5 Years	Number of Portfolios in Trust Overseen by Trustee
Interested Trustees:
Mark J. Seger 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Year of Birth: 1962	Since November 2025	Interested Trustee	Retired in 2025. Prior to retirement, he was a Managing Director and Co-CEO of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC from 1999 until 2018 and Vice Chairman of Ultimus Fund Solutions, LLC from 2018 until 2025. He served as Treasurer of the Trust from November 2000 until September 2025.	9
5

Executive Officers:
Angela A. Simmons 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Year of Birth: 1975	Since September 2025	Treasurer	Vice President – Financial Administration of Ultimus Fund Solutions, LLC since March 2022. She has worked at Ultimus in various capacities since January 2007.

Leadership Structure and Qualifications of Trustees

The Board consists of six Trustees, four of whom are Independent Trustees. The Board is responsible for overseeing the operations of the Trust, its investment advisers and other service providers in accordance with the 1940 Act, other applicable federal and state laws, and the Trust’s Agreement and Declaration of Trust. The Board has engaged the investment advisers to oversee the management of the funds on a day-to-day basis.

Qualifications of the Trustees. The Governance Committee reviews the experience, qualifications, attributes, and skills of potential candidates for nomination or election by the Board. In evaluating a candidate for nomination or election as a Trustee, the Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Committee believes contribute to good governance for the Trust. In addition, the Trustees are subject to periodic evaluation for their continued service on the Board. On a staggered three-year basis, members of the Governance Committee review the qualifications of each Trustee, evaluate his or her contributions to the Board and make a recommendation as to whether such Trustee should continue to serve on the Board. The Board has concluded, based on each Trustee’s experience, qualifications, attributes, or skills on an individual basis and in combination with the other members of the Board, that each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the investment advisers, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

Interested Trustees:
Mr. Mark Seger	Mr. Seger is the co-founder of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. He served as the Managing Director of both firms from 1999 until 2018 and Vice Chairman of Ultimus Fund Solutions, LLC from 2018 until 2025. He has over 35 years of experience in the mutual fund services industry. Mr. Seger holds a B.S. degree from the University of Cincinnati and is a Certified Public Accountant (inactive). Prior to his retirement in 2025, Mr. Seger also served as an officer of other mutual fund clients of Ultimus Fund Solutions, LLC, including Treasurer of the Trust from 2000 until 2025, and a Trustee of Valued Advisers Trust. The Board concluded that Mr. Seger is suitable to serve as a Trustee because of his professional and investment experience, academic background, and service on other boards.

6